Note 19 - Subsequent Events (Details Textual) $ in Thousands, $ in Thousands	3 Months Ended
	Feb. 25, 2026 CAD ($) shares	Feb. 25, 2026 USD ($) shares	Feb. 19, 2026 CAD ($)	Jan. 19, 2026 CAD ($)	Dec. 13, 2025 USD ($)	Dec. 12, 2025 USD ($)	Dec. 08, 2025 CAD ($)	Dec. 08, 2025 USD ($)	Dec. 20, 2024 USD ($)	Nov. 24, 2023 USD ($)
ATM program [member]
Statement Line Items [Line Items]
Maximum aggregate gross sales proceeds of shares										$ 50,000
Major ordinary share transactions [member] | ATM program [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares	4,287,500	4,287,500
Issue of equity	$ 9,320
Payments for share issue costs	$ 200
Maximum aggregate gross sales proceeds of shares					$ 10,100	$ 6,100	$ 50,000	$ 50,000	$ 50,000
Major ordinary share transactions [member] | U.S. GoldMining ATM Program [member] | U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares	30,979	30,979
Issue of equity	$ 440	$ 320
Credit facility with toronto-dominion bank [member] | Borrowings assumed [member]
Statement Line Items [Line Items]
Borrowings				$ 1,250
Letter of credit with minister of crown indigenous relations [member] | Borrowings assumed [member]
Statement Line Items [Line Items]
Borrowings			$ 980